Revenue (Details) - EUR (€)	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuing shares				€ 108,477,000	€ 48,550,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued	3,989,976
Proceeds from issuing shares	€ 23,223,000
Up-front payment received	17,651,000
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	€ 2,144,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate		8.00%	4.90%	4.90%
Up-front payment received		€ 419,000		€ 178,000